Class A Ordinary Shares Subject to Possible Redemption (Details)	9 Months Ended
	Sep. 30, 2021 USD ($) Vote $ / shares shares	Sep. 20, 2021 Vote	Dec. 31, 2020 Vote $ / shares shares	Sep. 30, 2020 $ / shares shares	Jul. 31, 2020 $ / shares shares
Class A Common Stock Subject to Redemption
Temporary Equity [Line Items]
Temporary equity, shares outstanding | shares	27,600,000		0
Gross proceeds from Initial Public Offering	$ 276,000,000
Fair value of Public Warrants at issuance	(14,628,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(14,971,596)
Accretion on Class A ordinary shares subject to possible redemption amount	29,599,596
Class A ordinary shares subject to possible redemption	$ 276,000,000
Class A Ordinary shares
Temporary Equity [Line Items]
Common Stock, Shares Authorized | shares	200,000,000		200,000,000	200,000,000	200,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Number Of Votes Per Share | Vote	1	1	1